CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Mudrick Capital Acquisition Corporation [Member] Class A common stock Common stock	Mudrick Capital Acquisition Corporation [Member] Common Class B [Member] Common stock	Mudrick Capital Acquisition Corporation [Member] Additional Paid in Capital [Member]	Mudrick Capital Acquisition Corporation [Member] Retained Earnings/ (Accumulated Deficit) [Member]	Mudrick Capital Acquisition Corporation [Member]	Common stock	Additional Paid in Capital [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 0	$ 575	$ 24,425	$ (2,784)	$ 22,216	$ 3,000	$ 5,184,000	$ (284,553,000)
Beginning Balance (in shares) at Dec. 31, 2017	0	5,750,000				2,668,689
Sale of 20,800,000 Units, net of underwriting discounts and offering costs (in shares)	20,800,000	0
Sale of 7,740,000 Private Placement Warrants	$ 0	$ 0	7,740,000	0	7,740,000
Common stock subject to possible redemption	$ (1,985)	$ 0	(200,466,098)	0	(200,468,083)
Common stock subject to possible redemption (in shares)	(19,848,325)	0
Net loss	$ 0	$ 0	0	1,679,963	1,679,963			(55,803,000)
Ending Balance at Dec. 31, 2018	$ 95	$ 520	3,322,214	1,677,179	5,000,008	$ 3,000	5,184,000	(340,356,000)
Ending Balance (in shares) at Dec. 31, 2018	951,675	5,200,000				2,758,689
Common stock subject to possible redemption	$ (7)	$ 0	(743,332)	0	(743,339)
Common stock subject to possible redemption (in shares)	(73,598)	0
Net loss	$ 0	$ 0	0	743,340	743,340			(23,440,000)
Ending Balance at Mar. 31, 2019	$ 88	$ 520	2,578,882	2,420,519	5,000,009	$ 3,000	5,184,000	(363,796,000)
Ending Balance (in shares) at Mar. 31, 2019	878,077	5,200,000				2,849,249
Beginning Balance at Dec. 31, 2018	$ 95	$ 520	3,322,214	1,677,179	5,000,008	$ 3,000	5,184,000	(340,356,000)
Beginning Balance (in shares) at Dec. 31, 2018	951,675	5,200,000				2,758,689
Change in value of common stock subject to possible redemption	$ (26)	$ 0	(2,610,805)	0	(2,610,831)
Change in value of common stock subject to possible redemption (in shares)	(258,498)	0
Net loss	$ 0	$ 0	0	2,610,824	2,610,824			(98,895,000)
Ending Balance at Dec. 31, 2019	$ 69	$ 520	711,409	4,288,003	5,000,001	$ 3,000	5,184,000	(439,251,000)
Ending Balance (in shares) at Dec. 31, 2019	693,177	5,200,000				3,095,650
Common stock subject to possible redemption	$ 65	$ 0	2,590,817	0	2,590,882
Common stock subject to possible redemption (in shares)	644,895	0
Net loss	$ 0	$ 0	0	(2,590,879)	(2,590,879)			(34,618,000)
Ending Balance at Mar. 31, 2020	$ 134	$ 520	$ 3,302,226	$ 1,697,124	$ 5,000,004	$ 3,000	$ 5,184,000	$ (473,869,000)
Ending Balance (in shares) at Mar. 31, 2020	1,338,072	5,200,000				3,095,650